Collection Period Ended 31-Aug-2011
Interest Period of the Class A-1 Notes (from... to)
Principal
Payment
0.00
4,430,159.08
21,778,243.03
0.00
26,208,402.11
Interest & Principal
Payment
0.00
4,432,743.34
22,281,159.70
120,945.67
26,834,848.71
0.000000
Class A-2 Notes 0.700000% 2,584.26
Class A-1 Notes 0.309120% 0.00 0.000000
Interest per Interest & Principal Payment
$1000 Face Amount per $1000 Face Amount
Target Overcollateralization Amount 69,763,934.16 12.90%
Current Overcollateralization Amount
Interest Rate
0.000000
Class A-2 Notes
Adjusted Pool Balance 1,095,830,874.91 570,895,705.03
Total Note Balance
992,820,000.00
Yield Supplement Overcollateralization Amount 54,176,014.97 26,714,275.49 25,337,608.70
Class A-1 Notes 280,000,000.00 0.00 0.00
Initial Beginning Ending
16
31-Aug-2011
15-Sep-2011 Actual/360 Days 31
15-Sep-2011
Available Funds
Distributions
1.783333
Total
626,446.60
Class A-4 Notes 2.140000% 120,945.67 1.783333
0.011747 20.148833
Class A-3 Notes 1.420000% 502,916.67 1.183333 52.426258
Interest Payment
69,763,934.16 12.90%
Amount Percentage
Initial Overcollateralization Amount 103,010,874.91 9.40%
Pool Balance
1,150,006,889.88
597,609,980.52
566,143,299.83
Overcollateralization 103,010,874.91 73,645,545.95 69,763,934.16
540,805,691.13
497,250,159.08
471,041,756.97
51.242925
Class A-4 Notes 67,820,000.00 67,820,000.00 67,820,000.00 0.000000
Class A-3 Notes 425,000,000.00 425,000,000.00 403,221,756.97
220,000,000.00 4,430,159.08 0.00 20.137087
Balance Balance Face Amount
Interest Period of the Class A-2, A-3 and A-4 Notes (from... to) 30/360 Days 30
Summary
15-Aug-2011
Principal per $1000
15-Aug-2011
Determination Date 13-Sep-2011
Record Date 14-Sep-2011
Balance
Collection Period (from... to) 1-Aug-2011
Mercedes-Benz Auto Receivables Trust 2010-1
Investor Report
Amounts in USD
Distribution Date 15-Sep-2011
Dates
Collection Period No.
Aggregate Principal Distributable Amount
minus Net Investment Earnings 14.16
Reserve Fund Amount - Beginning Balance 2,739,577.19
plus top up Reserve Fund up to the Required Amount 0.00
0.00
0.00 0.00 0.00
thereof on Class A-3 Notes
plus Net Investment Earnings for the Collection Period 14.16
0.00 0.00
thereof on Class A-4 Notes 120,945.67 120,945.67 0.00
thereof on Class A-3 Notes 502,916.67 502,916.67 0.00
Monthly Interest Distributable Amount 626,446.60 626,446.60 0.00
thereof on Class A-2 Notes 2,584.26 2,584.26 0.00
thereof on Class A-1 Notes 0.00
(8) Total Trustee Fees [not previously paid under (2)] 0.00
Investment Earnings 154.81 (6) Regular Principal Distributable Amount 26,208,402.11
0.00
498,008.32
Interest Collections 2,070,878.09 Nonrecoverable Advances to the Servicer 0.00
Reserve Fund Required Amount 2,739,577.19
Reserve Fund
Reserve Fund and Investment Earnings
26,208,402.11 26,208,402.11 0.00
Regular Principal Distributable Amount 26,208,402.11 26,208,402.11 0.00
Priority Principal Distributable Amount 0.00 0.00 0.00
Interest Distributable Amount Class A Notes 626,446.60 626,446.60 0.00
0.00 0.00 0.00
thereof on Class A-4 Notes 0.00 0.00
thereof on Class A-1 Notes 0.00 0.00 0.00
thereof on Class A-2 Notes
Interest Carryover Shortfall Amount 0.00 0.00 0.00
Total Servicing Fee 498,008.32 498,008.32 0.00
Total Trustee Fee 0.00 0.00 0.00
Due Paid Shortfall
Distribution Detail
Total Distribution
33,192,063.63
Available Funds
33,192,063.63
(9) Excess Collections to Certificateholders 5,859,206.60
Available Collections
33,192,063.63 (7) Additional Servicing Fee and Transition Costs 0.00
Reserve Fund Draw Amount 0.00
Advances made by the Servicer 0.00 (5) To Reserve Fund to reach the Reserve Fund Required Amount 0.00
Purchase Amounts 0.00 (4) Priority Principal Distributable Amount 0.00
Recoveries 277,338.03 (3) Interest Distributable Amount Class A Notes 626,446.60
Principal Collections 30,749,527.14 (1) Total Servicing Fee
Net Liquidation Proceeds 94,165.56 (2) Total Trustee Fees (max. $100,000 p.a.)
31-60 Days Delinquent
27,757 100.00%
*A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
Losses
Current
0.58%
61-90 Days Delinquent 0.21%
20 0.10%
Percentage
561,110,484.79 27,572 99.11%
3,296,565.91
Weighted Average Number of Remaining Payments 50.23 35.89
11.89 27.82
Pool Balance end of Collection Period 566,143,299.83 27,757
Pool Factor 49.23%
Principal Collections 18,577,799.43
Principal Collections attributable to Full Pay-offs 12,171,727.71
Number of Receivables
Cutoff Date Pool Balance 1,150,006,889.88 38,540
Pool Balance beginning of Collection Period
Investment Earnings
14.16
Net Investment Earnings on the Collection Account 140.65
minus Reserve Fund Draw Amount 0.00
Reserve Fund Amount - Ending Balance 2,739,577.19
Reserve Fund Deficiency 0.00
Total 566,143,299.83
1,164,655.67 44
91-120 Days Delinquent 571,593.46
121
Delinquency Profile *
Current
Amount Number of Receivables
Weighted Average Seasoning (months)
As of Cutoff Date Current
Weighted Average APR 4.06% 4.00%
Principal Purchase Amounts 0.00
Principal Gross Losses 717,153.55
597,609,980.52
Pool Data
Amount
Pool Statistics
Notice to Investors
Net Investment Earnings on the Reserve Fund
Investment Earnings for the Collection Period 154.81
28,512
Principal Net Liquidation Proceeds 93,013.29
Principal Net Losses 352,013.13
Principal Gross Losses
Cumulative Principal Net Losses as % of Cutoff Date Pool Balance 0.294%
Principal Recoveries 272,127.13
3,386,298.90 Cumulative Principal Net Losses
717,153.55
Note
Factor
0.000000
0.000000
0.948757
1.000000
0.000000
Interest & Principal Payment
per $1000 Face Amount
Distributions
1.783333
20.148833
52.426258
Summary
Amounts in USD
Dates
Reserve Fund and Investment Earnings
Distribution Detail
Pool Statistics
Notice to Investors